Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Parties [Line Items]
Prepayment — a related party		$ 339,035	$ 476,022
Accounts payable – a related party		19,133
Research and Development cost		130,961
Purchase of Property and equipment		205,054	7,227	8,225
Short-term loan		954,881	1,066,363
Matter Design Limited [Member]
Schedule of Related Parties [Line Items]
Accounts receivable	[1]		188,563
Revenues	[1]		216,347	301,208
Related Party [Member]
Schedule of Related Parties [Line Items]
Accounts receivable		2,760	186,533
Less: allowance for expected credit loss		(29)	(2,030)
Contract assets		13,843
Less: allowance for expected credit loss		(134)
EPED Limited [Member]
Schedule of Related Parties [Line Items]
Accounts receivable	[2]	1,161
Contract assets	[2]	7,294
Revenues	[2]	42,990
Interest income	[2]	11,547	6,103
Consultancy fee	[2]	218,540	135,730
Short-term loan	[2]	576,643	410,625
Repayment of short-term loan	[2]	576,643	410,625
AIMO (HK) Limited [Member]
Schedule of Related Parties [Line Items]
Accounts receivable	[3]	1,628
Prepayment — a related party	[3]	12,755
Accounts payable – a related party		19,133
Revenues	[3]	3,002
Cost of revenue	[3]	275,507
Interest income	[3]	3,286
Research and Development cost	[3]	20,503
Purchase of Property and equipment	[3]	69,838
Repayment of short-term loan	[3]	256,287
EPED Development Limited [Member]
Schedule of Related Parties [Line Items]
Contract assets	[4]	6,683
Revenues	[4]	6,714
Space Plus Limited [Member]
Schedule of Related Parties [Line Items]
Cost of revenue	[5]	27,050
Interest income	[5]	8,257	6,210
Consultancy fee	[5]	184,526	100,089
Short-term loan	[5]	320,357	410,625
Repayment of short-term loan	[5]	$ 320,357	$ 410,625

[1]	Matter Design Limited is controlled by Mr. Hoi Lung CHAN, the beneficial owner, chief executive officer and director of the Company.
[2]	EPED Limited is controlled by Mr. Hoi Lung CHAN.
[3]	AIMO (HK) Limited is an entity which formed joint venture, Axonex Robotics Limited on October 30,2025 with Axonex Intelligence Limited, the Company’s subsidiary.
[4]	EPED Development Limited is controlled by Mr. Hoi Lung CHAN’s spouse.
[5]	Space Plus Limited is controlled by Mr. Cheong Shing KU, the beneficial owner and director of the Company.